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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         BCIP TCV, LLC*
Address:      111 Huntington Avenue
              Boston, Massachusetts 02199

Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael F. Goss
Title:        Managing Director and Chief Operating Officer of Bain Capital
              Investors, LLC which is the administrative member of BCIP TCV,
              LLC.
Phone:        617-516-2000

Signature, Place, and Date of Signing:

       /s/ Michael F. Goss            Boston, MA          5/16/11
     ------------------------        -------------        -------
            [Signature]              [City, State]         [Date]

* The report on Form 13F for the period ended March 31, 2011 for BCIP TCV, LLC (the "Fund") is being filed by Bain Capital Investors, LLC, which is the administrative member of the Fund.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number     Name
           --------------------     ----------------------------
           28-11185                 Bain Capital Investors, LLC